Related party transactions:	12 Months Ended
Dec. 31, 2021
Related party transactions:
Related party transactions:

14.   Related party transactions:

(a)	There is no single ultimate controlling party.
(b)	Dr. Francesco Bellini, Chairman of the Board of Directors, provides ongoing advisory services to the Company under the terms of a consulting and services agreement between the Company and Picchio International, wholly-owned by Dr. Francesco Bellini and his spouse. The agreement has a one-year term and shall renew for successive one-year terms. The Company recorded fees and expenses of $304 and $284 (CAD $381 for both years) under the consulting and services agreement for the years ended December 31, 2021 and 2020, respectively.
(c)	Key management personnel:

The Chief Executive Officer, Chief Financial Officer, Chief Medical Officer, the Chief Scientific Officer, Senior Vice-Presidents and Directors of BELLUS Health are considered key management personnel.

The aggregate compensation to key management personnel of the Company for the years ended December 31, 2021 and 2020 is set out below:

	2021	2020

Short-term benefits	$2,992	$2,307
Stock-based compensation expense (recovery) – DSU plan	1,777	(993)
Stock-based compensation expense - Stock option plan	4,952	3,790
	$9,721	$5,104